Offerings	Oct. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	279,286
Proposed Maximum Offering Price per Unit	7.00
Maximum Aggregate Offering Price	$ 1,955,002.00
Amount of Registration Fee	$ 170.09
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). (b) The proposed aggregate offering amount includes 465,000 additional shares of common stock that may be purchased by the underwriters pursuant to their over-allotment option.(c) Pursuant to Rule 416 under the Securities Act, the shares of common stock being registered hereby include such indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	3,285,714
Proposed Maximum Offering Price per Unit	7.00
Maximum Aggregate Offering Price	$ 22,999,998.00
Amount of Registration Fee	$ 3,176.30
Offering Note	The Registrant previously paid a registration fee of $3,176.30 in connection with the initial filing of the Registration Statement on Form S-1 on September 25, 2026, and an additional $170.09 in connection with Pre-Effective Amendment No. 1, filed on October 1, 2026. (b) The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act. The Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a). (c) Pursuant to Rule 416 under the Securities Act, the shares of common stock being registered hereby include such indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions.